Pension and Other Postretirement Benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Defined contribution expense	$ 13,500	$ 12,600	$ 11,800
Accumulated benefit obligation	253,900	272,500
Project benefit obligation for the pension plans with an accumulated benefit obligation in excess of plan assets	205,800	228,300
Accumulated benefit obligation for the pension plans with an accumulated benefit obligation in excess of assets	203,100	225,400
Fair value of plan assets for the pension plans with an accumulated benefit obligations in excess of plan assets	128,500	150,200
Projected benefit obligation of plan assets	50,700	46,900
Accumulated benefit obligation for the pension plans with an accumulated benefit obligation less than plan assets	50,700	47,100
Fair value of plan assets for the pension plans with an accumulated benefit obligations less than plan assets	$ 53,900	54,100
Target asset allocation for the investment of the assets in fixed income securities minimum	75.00%
Target asset allocation for the investment of the assets in fixed income securities maximum	80.00%
Target asset allocation for the investment of the assets in equity securities minimum	20.00%
Target asset allocation for the investment of the assets in equity securities maximum	25.00%
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation for the investment of the assets in fixed income securities	30.00%
Target asset allocation for the investment of the assets in equity securities	60.00%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation for the investment of the assets in fixed income securities	40.00%
Target asset allocation for the investment of the assets in equity securities	70.00%
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Settlement loss	$ 7,630	128	0
Pension and other postretirement plans	4,400
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Settlement loss	0	$ 0	$ 0
Pension and other postretirement plans	$ 1,800